Investment Securities	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
Investment Securities
Investment Securities
The following tables summarize FHN’s investment securities on December 31, 2017 and 2016:

	December 31, 2017
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
U.S. treasuries	$100	$—	$(1)	$99
Government agency issued mortgage-backed securities (“MBS”)	2,580,442	10,538	(13,604)	2,577,376
Government agency issued collateralized mortgage obligations (“CMO”)	2,302,439	1,691	(34,272)	2,269,858
Corporates and other debt	55,799	23	(40)	55,782
Equity and other (a)	265,863	7	—	265,870
	$5,204,643	$12,259	$(47,917)	5,168,985
AFS debt securities recorded at fair value through earnings:
SBA-interest only strips (b)				1,270
Total securities available-for-sale (c)				$5,170,255
Securities held-to-maturity:
Corporates and other debt	$10,000	$—	$(99)	$9,901
Total securities held-to-maturity	$10,000	$—	$(99)	$9,901

(a)	Includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $134.6 million. The remainder is money market, mutual funds, and cost method investments.

(b)	SBA-interest only strips are recorded at elected fair value. See Note 24 - Fair Value of Assets and Liabilities for additional information.

(c)	Includes $4.0 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.

	December 31, 2016
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
U.S. treasuries	$100	$—	$—	$100
Government agency issued MBS	2,217,593	14,960	(23,866)	2,208,687
Government agency issued CMO	1,566,986	4,909	(23,937)	1,547,958
Equity and other (a)	186,756	—	(2)	186,754
Total securities available-for-sale (b)	$3,971,435	$19,869	$(47,805)	$3,943,499
Securities held-to-maturity:
States and municipalities	$4,347	$393	$—	$4,740
Corporates and other debt	10,000	33	—	10,033
Total securities held-to-maturity	$14,347	$426	$—	$14,773

(a)	Includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $68.6 million. The remainder is money market, mutual funds, and cost method investments.

(b)	Includes $3.3 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
The amortized cost and fair value by contractual maturity for the available-for-sale and held-to-maturity securities portfolios on December 31, 2017 are provided below:

	Held-to-Maturity		Available-for-Sale
(Dollars in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Within 1 year	$—	$—	$—	$—
After 1 year; within 5 years	—	—	55,899	55,900
After 5 years; within 10 years	10,000	9,901	—	1,085
After 10 years	—	—	—	166
Subtotal	10,000	9,901	55,899	57,151
Government agency issued MBS and CMO (a)	—	—	4,882,881	4,847,234
Equity and other	—	—	265,863	265,870
Total	$10,000	$9,901	$5,204,643	$5,170,255

(a)	Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
The table below provides information on gross gains and gross losses from investment securities for the year ended December 31:

	Available-for-Sale
(Dollars in thousands)	2017	2016	2015
Gross gains on sales of securities	$2,514	$5,754	$5,630
Gross (losses) on sales of securities	(1,922)	(4,213)	(3,503)
Net gain/(loss) on sales of securities (a) (b)	592	1,541	2,127
OTTI recorded (c)	—	(200)	(749)
Total securities gain/(loss), net	$592	$1,341	$1,378

(a)
Proceeds from sales during 2017, 2016 and 2015 were $937.0 million, $444.2 million and $69.7 million, respectively. 2016 includes a $1.5 million net gain from exchanges of approximately $736 million of AFS debt securities; 2015 includes a $1.8 million gain from an exchange of approximately $335 million of AFS debt securities.

(b)	2017 includes a $.4 million gain associated with the call of a $4.4 million held-to-maturity municipal bond.

(c)	OTTI recorded is related to equity securities.
The following tables provide information on investments within the available-for-sale portfolio that had unrealized losses as of December 31, 2017 and 2016:

	As of December 31, 2017
	Less than 12 months		12 months or longer		Total
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. treasuries	$99	$(1)	$—	$—	$99	$(1)
Government agency issued MBS	1,455,476	(4,738)	331,900	(8,866)	1,787,376	(13,604)
Government agency issued CMO	1,043,987	(7,464)	832,173	(26,808)	1,876,160	(34,272)
Corporates and other debt	15,294	(40)	—	—	15,294	(40)
Total temporarily impaired securities	$2,514,856	$(12,243)	$1,164,073	$(35,674)	$3,678,929	$(47,917)

	As of December 31, 2016
	Less than 12 months		12 months or longer		Total
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Government agency issued MBS	$1,912,126	$(23,866)	$—	$—	$1,912,126	$(23,866)
Government agency issued CMO	1,059,471	(19,052)	116,527	(4,885)	1,175,998	(23,937)
Total debt securities	2,971,597	(42,918)	116,527	(4,885)	3,088,124	(47,803)
Equity	7	(2)	—	—	7	(2)
Total temporarily impaired securities	$2,971,604	$(42,920)	$116,527	$(4,885)	$3,088,131	$(47,805)

FHN has reviewed investment securities that were in unrealized loss positions in accordance with its accounting policy for OTTI and does not consider them other-than-temporarily impaired. For debt securities with unrealized losses, FHN does not intend to sell them and it is more-likely-than-not that FHN will not be required to sell them prior to recovery. The decline in value is primarily attributable to changes in interest rates and not credit losses. For equity securities, FHN has both the ability and intent to hold these securities for the time necessary to recover the amortized cost.